Shareholders’ Equity (Tables)	12 Months Ended
Mar. 31, 2025
Shareholders’ Equity [Abstract]
Schedule of Fair Value of Warrants Issued
Terms of warrants	5 years
Expected average volatility	213.65% - 217.19%
Expected dividend yield	-
Risk-free interest rate	4.34% - 4.36%
Terms of warrants	5 years
Expected average volatility	241.21%
Expected dividend yield	-
Risk-free interest rate	4.42%
Terms of warrants	5 years
Expected average volatility	241.75%
Expected dividend yield	-
Risk-free interest rate	4.09%

Schedule of Stock Warrant Activities

In connection with the Company’s private placements, the Company issued warrants to investors to purchase the ordinary shares at various price. A summary of stock warrant activities was as follows:

		Weighted Average	Weighted Average Remaining
	Number of Warrants	Exercise Price	Contractual Term
Outstanding, March 31, 2023	-	$-	-
Granted	112,153,848	3.300	2.7
Exercisable, March 31, 2024	112,153,848	$3.300	2.8
Granted on January 6, 2025	3,060,000	$3.440	4.8
Granted on February 6, 2025	52,020,000	$3.275	4.9
Expired
Outstanding, March 31, 2025	167,233,848		3.8
Exercisable, March 31, 2025	167,233,848		3.8